Business Combinations	12 Months Ended
Dec. 31, 2020
Business combinations
Business combinations

(3)  Business Combinations

2020

(a) Plasmavita

In November 2017, Grifols established Plasmavita Healthcare GmbH (hereinafter Plasmavita), a joint venture between Grifols (50%) and two other partners (50%) for the construction and operation of 10 plasma donor centers in Germany.

On 14 April 2020, Grifols made a contribution of Euros 10 million in cash that was recognized as a shareholder contribution in Plasmavita. The equity share of 50% has remained unchanged after the contribution. However, in assessing the existence of control due to new shareholder agreement signed on this date, the following has been concluded:

-      Grifols has a casting vote for any decision, determination and approval, with respect to the annual budget of Plasmavita and the distribution of dividends. Grifols has the power to make key business decisions.

-      Grifols is involved in the decision-making related to exposure or rights to variable returns from the investee.

-      Grifols has the casting vote to distribute dividends.

Considering the above, it can be concluded that Grifols has control over Plasmavita and, therefore, it is considered part of the group and it has been fully consolidated.

Details of the aggregate business combination cost, the fair value of the net assets acquired and the goodwill at the acquisition date are provided below:

Thousands of Euros
Consideration paid
Cash paid	10,000
Total consideration paid	10,000
Fair value of the previous investment in the company	10,674
Fair value of net assets acquired	21,374
Minority interest	(10,687)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	9,987

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities are as follows:

Fair Value
Thousand of Euros
Intangible assets (note 8)	177
Rights of use (note 9)	7,856
Property, plant and equipment (note 10)	6,506
Investment in group companies	9,548
Non-current financial assets	5,017
Inventories	1,114
Trade and other receivables	811
Other current assets	333
Cash and cash equivalents	359
Total assets	31,721
Deferred tax liabilities	(1,364)
Other non current liabilites	(7,575)
Current liabilities	(1,408)
Total liabilities and contingent liabilities	(10,347)
Total net assets acquired	21,374

The resulting goodwill has been allocated to the Bioscience segment, and it includes the donor data base, licenses and workforce

If the acquisition had taken place on 1 January 2020, the net amount of the Group´s revenue and profit would not have differed significantly.

The revenue and consolidated profit of Plasmavita between the acquisition date and 31 December 2020 are not significant for the Group. The difference between the fair value of the previous investment and the book value amounted to Euros 5,357 thousand and has been recognized as income under “Profit/(loss) of equity accounted investees with similar activity to that of the Group” in the consolidated statement of profit and loss. The minority interest’s share of the contribution made amounts to Euros 5  million and has been recognized as a loss under the same line item.

(b) Alkahest, Inc.

On 2 September 2020, Grifols signed an agreement to acquire all the shares of Alkahest Inc. ("Alkahest") for a total amount of Euros 123,425 thousand (US Dollars 146,000 thousand), which was subject to approval by regulatory authorities. As part of the agreement, the Group had:

•

Grifols has a casting vote for any decision, determination and approval, with respect to the annual budget of Alkahest and the distribution of dividends. Grifols has the power to decide on key business decisions.

•	Grifols is involved in the decision-making related to exposure or rights to variable returns from the investee.

Considering the above, it can be concluded that Grifols has control over Alkahest and, therefore, it is considered part of the group and it has been fully consolidated. Until that date, the previous 42.45% stake in Alkahest was recorded using the equity method. The difference between the fair value of the previous investment and the book value amounted to Euros 86,743 thousand (US Dollars 102,552 thousand) and was been recognized as income under “Profit/(loss) of equity accounted investees” in the consolidated statement of profit and loss.

On 15 October 2020, and as a result of the aforementioned share purchase agreement, Grifols proceeded to acquire 57.55% of the capital of Alkahest. After the transaction, the Group owns 100% of the company's share capital. Given that Grifols already had control of Alkahest, the transaction has been recorded as an agreement with the non-controlling interest, which has meant the recognition of a liability at amortized cost of Euros 121,149 thousand (US Dollars 143,706 thousand) and a decrease in "Non-controlling interests” in the amount of Euros 121,486 thousand (US Dollars 143,307 thousand), net of recorded losses and “Other reserves” in the amount of Euros 337 thousand (US Dollars 399 thousand).

At 31 December 2020, the amount payable totals Euros 100,492 thousand and is presented under the line item “Current financial liabilities”. This amount has been settled on February 1, 2021(see note 21).

Details of the aggregate business combination cost, the fair value of the net assets acquired and the goodwill at the acquisition date are provided below:

		Thousand of US
	Thousand of Euros	Dollars
Cost of the business combination
First repurchase of non-controlling interests	18,797	22,235
Second repurchase of non-controlling interests (discounted amount)	104,628	123,765
Total business combination cost	123,425	146,000
Fair value of the previous investment in the company	91,023	107,671
Fair value of net assets acquired	140,076	165,696
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	74,372	87,975

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities are as follows:

	Fair Value
		Thousand of
	Thousand of Euros	US Dollars
Other Intangible Assets (note 8)	265,617	314,198
Property, plant and equipement (note 10)	4,970	5,879
Other non current assets	178	210
Trade and other reeceivables	2,552	3,019
Other current assets	1,609	1,904
Cash and cash equivalents	7,563	8,946
Total assets	282,489	334,156
Non-current financial liabilities	(42,269)	(50,000)
Deferred tax liability	(74,372)	(87,975)
Other non-current liabilities	(19,644)	(23,237)
Trade and other payables	(1,863)	(2,204)
Other current liabilities	(4,265)	(5,044)
Total Liabilities	(142,413)	(168,460)
Fair value of net assets acquired	140,076	165,696

The resulting goodwill has been allocated to the Others segment and it mainly includes the workforce.

The fair value of research and clinical development projects in process that include products for neurodegenerative disorders, neuromuscular and ophthalmologic diseases have been estimated according to an income approach based on risk-adjusted discounted free cash flows.

Had the acquisition taken place on 1 January 2020, the net amount of the Group´s revenue would not have changed significantly and the net profit would have decreased by Euros 30,045 thousand. The profit of Alkahest between the acquisition date and 31 December 2020 amounted to Euros (12,317) thousand.  The amount of net revenue has not changed significantly.

(c) Green Cross

On 20 July 2020, Grifols signed share purchase arrangements with the South Korean based GC Pharma Group and other investors for the acquisition of a plasma fractionation facility and two purification facilities located in the city of Montreal, Canada, and 11 plasma collection centers located in the United States, for a total consideration of Euros 387,917 thousand (US Dollars 457,160 thousand), on a debt free basis. On 1 October 2020, the transaction was closed.

The consideration was paid with Grifols' own cash resources, and at the close of the Transaction certain equity, working capital and cash targets were guaranteed.

The factories are currently in the process of obtaining the required licenses and regulatory approvals from the competent health authorities for the manufacturing of plasma-derived products. When licensed and approved, Grifols will become the only commercial manufacturer of plasma products in Canada, with a fractionation capacity of 1.5 M liters.

Grifols plans to be ready to manufacture IVIG and Albumin at the factories to be able to supply the Canadian market starting in 2023.

The collection centers achieved a collection volume of 350,000 liters of plasma in 2019.

Upon the consummation of the Transaction, and by means of a plasma supply agreement, the Group has also committed to supplying certain output of plasma arising out of the collection centers to GC Pharma for a 24-month period.

Details of the aggregate business combination cost, the fair value of the net assets acquired and the goodwill at the acquisition date are provided below:

	Thousand of Euros	Thousand of US Dollars
Cost of the business combination
Cash paid	387,917	457,160
Total business combination cost	387,917	457,160
Fair value of net assets acquired	203,175	239,442
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	184,742	217,718

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities are as follows:

	Fair Value
	Thousand of Euros	Thousand of US Dollars
Other Intangible assets (note 8)	2,011	2,370
Rights of Use (note 9)	11,642	13,720
Property, plant and equipement (note 10)	173,295	204,228
Deferred tax assets	28,616	33,724
Non-current assets	122	144
Inventories	2,999	3,534
Trade and other receivables	3,484	4,106
Other current assets	942	1,111
Cash and cash equivalents	6,053	7,133
Total assets	229,164	270,070
Non-current financial liabilities	(13,150)	(15,497)
Defererd Tax Liabilities	(868)	(1,023)
Current financial liabilities	(797)	(939)
Trade and other payables	(11,174)	(13,169)
Total liabilities	(25,989)	(30,628)
Total net assets acquired	203,175	239,442

The resulting goodwill was allocated to the Bioscience segment, and it includes the donor data base, current licenses and future authorizations and workforce

Had the acquisition taken place on 1 January 2020, the net amount of the Group´s revenue would have increased by Euros 31,197 thousand and the net profit would have decreased by Euros 32,423 thousand. The revenue and profit of Green Cross between the acquisition date and 31 December 2020 amounted to Euros 4,625 thousand and Euros (5,023) thousand respectively.

2019

(a)Acquisition of assets used in plasma donor centers

On 31 May 2019 the Group, through its subsidiary Haema AG, acquired four plasma donor centers from  Kedplasma, GmbH. The agreed purchase price was Euros 20,500 thousand.

Aggregate details of the combination cost, fair value of the net assets acquired and goodwill at the acquisition date are as follows:

Thousands of Euros

Cost of the business combination
Payment in cash	20,500
Total business combination cost	20,500

Fair value of net assets acquired	1,620

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	18,880

The resulting goodwill was allocated to the Bioscience segment and it included the donor data base, FDA licenses and workforce.

The fair value of net assets acquired mainly included property, plant and equipment amounting to Euros 1,396 thousand.

(b)Acquisition of Interstated Blood Bank, Inc. Group

On 11 May 2016 Grifols acquired a 49.19% stake in Interstate Blood Bank, Inc. (IBBI), 48.97% of Bio-Blood Components, Inc. (Bio-Blood) and 48.90% of Plasma Biological Services, LLC. (PBS) (“IBBI Group”), with headquarters in Memphis, USA, for the price of US Dollars 100 million (Euros 88,215 thousand). The Group also entered into a call option on the remaining shares for a price of US Dollars 100 million, having agreed a payment of US Dollars 10 million (Euros 9,007 thousand) for the call option. The purchase price and the call right were paid upon signature of the contract. The principal business activity of IBBI and its affiliates is the collection of plasma for the plasma fractionation industry, with 26 plasma collection centers, 9 blood donation centers and one laboratory.

In April 2019, the Group exercised the call option and has completed the acquisition of the remaining shares of the IBBI group companies.

Details of the aggregate business combination cost, the fair value of the net assets acquired and the goodwill at the acquisition date are provided below:

	Thousands of Euros	Thousands of US Dollars
Consideration paid
Cash paid	88,984	100,000

Total consideration paid	88,984	100,000

Fair value of the previous investment in the company	94,126	105,779
Fair value of the call option	8,898	10,000

Fair value of net assets acquired	19,345	21,744

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	172,663	194,035

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities are as follows:

	Fair value
	Thousands of Euros	Thousands of US Dollars

Intangible assets (note 8)	77	87
Property, plant and equipment (note 10)	23,724	26,661
Inventories	10,271	11,543
Trade and other receivables	12,080	13,575
Other current assets	2,015	2,265
Cash and cash equivalents	1,961	2,204
Total assets	50,128	56,335

Non-current liabilities	(10,233)	(11,500)
Current liabilities	(20,550)	(23,091)

Total liabilities and contingent liabilities	(30,783)	(34,591)

Total net assets acquired	19,345	21,744

The resulting goodwill was allocated to the Bioscience segment.

The difference between the fair value of the previous investment and the book value amounts to Euros 4,521 thousand and was recognized as an income in section “Share of income/(losses) of equity accounted investees with group’s similar activity” in the consolidated statement of profit or loss. Had the acquisition taken place on 1 January 2019, the net amount of the Group´s revenue would have increased by Euros 10,146 thousand and profit would have decreased by Euros 1,436 thousand.

IBBI’s net revenue and profit between the acquisition date and 31 December 2019 amounted to Euros 13,364 thousand and Euros 280 thousand, respectively.

2018

(a)Acquisition of assets used in centers from Kedplasma

In August and December 2018, the Group, through its company Biomat USA, Inc., acquired six donor centers from Kedplasma LLC. The purchase price agreed was Euros 20,939 thousand and Euros 21,841 thousand, respectively.

Aggregate details of the combination cost, fair value of the net assets acquired and goodwill at the acquisition date are as follows:

	Thousands of Euros	Thousands of US Dollars

Cost of the business combination

Payment in cash	42,780	50,163

Total business combination cost	42,780	50,163

Fair value of net assets acquired	5,042	5,787

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	37,738	44,376

The resulting goodwill was allocated to the Bioscience segment and it included the donor data base, FDA licenses and workforce.

The fair value of net assets acquired mainly included property, plant and equipment amounting to Euros 4,942 thousand.

(b)Biotest Acquisition

On 1 August 2018, Grifols, through its subsidiary Grifols Shared Services North America, Inc. completed the acquisition of 100% of the shares in Biotest US Corporation for a price of US Dollars 286,454 thousand, after obtaining the consent of the US Federal Trade Commission. Grifols acquired the shares from Biotest Divestiture Trust.

Biotest USA owns a plasma collection business in the USA with 24 plasma collection centers throughout the territory. In fiscal year 2017, it obtained approximately 850,000 liters of plasma.

Details of the aggregate business combination cost, the fair value of the net assets acquired and goodwill at the acquisition date are provided below:

	Thousands of Euros	Thousands of US Dollars
Total business combination cost	245,126	286,454
Fair value of net assets acquired	114,463	133,761
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	130,663	152,693

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities were as follows:

	Fair value
	Thousands of Euros	Thousands of US Dollars
Cash and cash equivalents	5,876	6,867
Trade and other receivables	15,114	17,663
Inventories	18,235	21,309
Other assets	2,438	2,849
Intangible assets	19,511	22,800
Goodwill	5,571	6,510
Property, Plant and equipment	22,190	25,931
Deferred tax assets	33,917	39,635
Financial assets	10,975	12,825
Total assets	133,827	156,389
Trade and other payables	(5,322)	(6,219)
Other liabilities	(4,249)	(4,965)
Deferred tax liability	(4,878)	(5,700)
Long-term liabilities	(4,915)	(5,744)
Total liabilities and contingent liabilities	(19,364)	(22,628)
Total net assets acquired	114,463	133,761
Goodwill	130,663	152,693
Total business combination cost	245,126	286,454

The resulting goodwill was allocated to the Bioscience segment.

Had the acquisition taken place on 1 January 2018, the net amount of the Group´s revenue and profit would have increased by Euros 90,216 thousand and Euros 5,592 thousand, respectively.

The revenue and profit of Biotest between the acquisition date and 31 December 2018 amounted to Euros 73,747 thousand and Euros 7,473 thousand, respectively.

On 28 December 2018, Grifols sold Biotest US Corporation and Haema AG to Scranton Enterprises B.V. for a total of US Dollars 538,014 thousand (see note 1). Scranton is an existing shareholder of Grifols (see note 31). The sale of Biotest and Haema to Scranton took place for the same price, at the December 2018 US Dollar/Euro exchange rate, and under the same terms and conditions existing when Grifols acquired both companies.

The sale of Biotest and Haema did not result in a loss of control for the Group. In assessing the existence of control, Grifols considered the potential voting rights to determine whether it had power and therefore control. The Group holds potential voting rights arising from the repurchase options of the shares and they are substantive, based on the following:

•

The sale contract includes a call option for Grifols which grants the irrevocable and exclusive right (not an obligation) to be able to acquire the shares sold to Scranton (both at the same time) at any time from the effective date of sale.

•	The purchase option has been negotiated jointly in the same sale agreement of the entities.
•

The price of exercising the call option will be equal to the higher of: a) the price at which Grifols sold them plus costs incurred in the transaction and plus the increase in working capital and (b) the amount of  debt that Scranton owns related to this acquisition at the date on which Grifols exercises the option (principal plus interest plus any other cost to be able to cancel said loan). Considering that the projections for the entities are for growth and an improvement in their results is expected, it is concluded that said call option is "in the money" since their market price is estimated to be higher than that agreed in the call option.

•

Even if a nullity clause on the call option is included in the case of default by the buyer (standard clause included in financing agreements), it has been considered remote since Grifols will have the capacity to exercise said call option in the remediation period of 90 days.

•	There are no agreements between shareholders that establish that the relevant decisions are approved in a different manner than by majority vote.
•

There is a commitment from Grifols to provide support services in the plasma collection business of the donation centers for their subsequent sale and thus ensure that these companies will continue to operate effectively, as well as ensuring the continuity and growth of said entities. Likewise, there is a "Plasma Supply Agreement" agreement whereby the plasma to be produced by these entities will be almost entirely to meet the needs of Grifols. There is no exclusivity of sale.

The aforementioned are indicators of Grifols' power over these entities, even after their sale, considering that the repurchase options are susceptible to being exercised and Grifols would have the financial capacity to carry them out.

Consequently, the sale of the entities did not result in a loss of control, which is why the entities continue to consolidate, recording the sale as a transaction in equity without any impact on the consolidated statements of profit and loss.

(c)Haema AG

On 19 March 2018, Grifols entered into an agreement with Aton GmbH for the purchase of 100% of the shares of the German based pharmaceutical company Haema AG, in exchange for a purchase price of Euros 220,191 thousand on a debt free basis. This transaction was closed in June 2018.

As a result of this acquisition Grifols acquired Haema’s business, based on the collection of plasma for fractionation, which includes 35 plasma collection centers located throughout Germany, and three more centers under construction at the acquisition date. Haema AG’s headquarters are located in Leipzig and measure approximately 24,000 m² (which include administration, production, storage and power station buildings) and it also has a central laboratory in Berlin.

Haema AG employs about 1,100 people and collected almost 800,000 liters of plasma in the preceding financial year, coming from approximately 1 million donations.

Details of the aggregate business combination cost, the fair value of the net assets acquired and goodwill at the acquisition date are provided below:

Thousands of Euros
Total business combination cost	220,191
Fair value of net assets acquired	49,057
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	171,134

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities were as follows:

Fair value
Thousands of Euros
Cash and cash equivalents	7,727
Trade and other receivables	10,321
Inventories	5,535
Other assets	836
Intangible assets	1,518
Property, Plant and equipment	25,407
Total assets	51,344
Trade and other payables	(1,795)
Contingent liabilities	(492)
Total liabilities and contingent liabilities	(2,287)
Total net assets acquired	49,057
Goodwill	171,134
Total business combination cost	220,191

The resulting goodwill was allocated to the Bioscience segment.

Had the acquisition taken place on 1 January 2018, the net amount of the Group´s revenue would have increased by Euros 39,517 thousand and the Group´s profit would not have changed significantly.

The revenue and profit of Haema AG between the acquisition date and 31 December 2018 amounted to Euros 46,758 thousand and Euros 53 thousand, respectively.

On 28 December 2018, Grifols sold Haema AG to Scranton Enterprises B.V (see note 3 (b) for further details).

(d)Goetech, LLC  Acquisition (“MedKeeper”)

On 26 January 2018, Grifols through its subsidiary Grifols Shared Services North America, Inc, subscribed a capital increase for an amount of US Dollars 98 million in the U.S company Goetech LLC, with headquarters in Denver, Colorado, and trading as Medkeeper. As a result of this transaction, Grifols held a 51% interest in Medkeeper and also held a majority position on the board of directors.

The acquisition agreement included the repurchase of own shares by Medkeeper from the non-controlling shareholder in the amount of US Dollars 14 million (in 2 business days) and US Dollars 20 million (in two years) (see note 21(d)). The agreement grants a call option to Grifols to acquire the remaining non-controlling stake for a term of three years and Medkeeper has a put option to sell this stake to Grifols, which may be executed at the end of the three-year period.

As the non-controlling shareholders did not have access to the economic rewards associated with the underlying ownership interests related to shares under the put and call commitment, we the advance-acquisition method was applied. Under this method the agreement was recognized as an advance acquisition of the underlying non-controlling interest, as if the put option had already been exercised by the non-controlling shareholders.

Medkeeper´s core business is the development and distribution of web and mobile-based platforms for hospital pharmacies that improve quality standards, productivity in the processes, control systems and monitoring different preparations, while increasing patient safety.

This investment enhances the activity of the Grifols Hospital Division and it is part of the strategy to underpin this division into the U.S. market.

Details of the aggregate business combination cost, the fair value of the net assets acquired and goodwill at the acquisition date are provided below:

	Thousands of Euros	Thousands of US Dollars
Cost of the business combination
First repurchase of non-controlling interests	11,475	14,000
Second repurchase of non-controlling interests (discounted amount)	14,952	18,241
Purchase of remaining non-controlling interests	42,998	52,458
Total business combination cost	69,425	84,699
Fair value of net assets acquired	14,104	17,207
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	55,321	67,492

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities were as follows:

	Fair value
	Thousands of Euros	Thousands of US Dollars
Intangible assets	30,561	37,285
Property, Plant and equipment	67	82
Other non-current assets	2,350	2,867
Other current assets	4,453	5,433
Total assets	37,432	45,667
Non-current liabilities	(2,186)	(2,667)
Current liabilities	(7,711)	(9,407)
Deferred tax liability	(13,431)	(16,386)
Total liabilities and contingent liabilities	(23,328)	(28,460)
Total net assets acquired	14,104	17,207

The resulting goodwill was allocated to the Hospital segment.

Had the acquisition taken place on 1 January 2018, the net amount of the Group´s revenue and profit would not have changed significantly.

The revenue and profit of Goetech LLC between the acquisition date and 31 December 2018 amounted to Euros 9,210 thousand and Euros 1,778 thousand, respectively.

(e)Aigües Minerals de Vilajuïga, S.A.

On 1 June 2017 the Group acquired of 50% of the voting rights in Aigües Minerals de Vilajuïga, S.A. a company based in Vilajuïga, Girona, Spain.

On 12 January 2018 the Group acquired the remaining 50% of the voting rights and consequently Grifols holds 100% of the voting rights for a total amount of Euros 550 thousand.

Aigües Minerals de Vilajuïga, S.A.’s principal activity is the collection and use of mineral-medicinal waters and the procurement of all necessary administrative concessions in order to facilitate the extraction of these waters and find the best way to exploit them.